Expense Example - Realty Shares	Dec. 31, 2024 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 562
Expense Example, with Redemption, 3 Years	805
Expense Example, with Redemption, 5 Years	1,067
Expense Example, with Redemption, 10 Years	1,814
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	987
Expense Example, with Redemption, 10 Years	2,145
F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,022
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	500
Expense Example, with Redemption, 10 Years	1,116
L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,133
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	725
Expense Example, with Redemption, 10 Years	1,598
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	$ 1,022